Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash at bank	$ 477,598	$ 1,257,976
Cash on hand	26	25
Total	$ 477,624	$ 1,258,001